VY Columbia Real Estate Portfolio Expense Example - VY Columbia Real Estate Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	822
Expense Example, with Redemption, 10 Years	1,857
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,178
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,466
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	717
Expense Example, with Redemption, 10 Years	$ 1,635